Other results (Tables)	3 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Disclosure Of Other Results Composed [Table Text Block]
11. Other results
Other results is composed of the following categories:

	Six months ended		Three months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Interest income from financial instruments (i)	15,657	11,083	5,067	5,977
Fair value gains of financial assets at FVPL (i)	167	12,255	—	5,133
Finance income	15,824	23,338	5,067	11,110

	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Finance expense related to derivative financial instruments (ii)	(3,632)	(3,591)	(2,932)	(3,177)
Other finance expenses (iii)	(4,613)	(16,481)	228	(11,677)
Interest charges for lease liabilities (iv)	(110)	(82)	(53)	(41)
Finance costs	(8,355)	(20,154)	(2,757)	(14,895)
Inflation adjustment (v)	(2,869)	(1,869)	(1,483)	(984)
Total	4,600	1,315	827	(4,769)

(i)Includes interest income from short-term liquid financial instruments and financial assets at amortized cost, and fair value gains and losses from financial assets measured at fair value through profit and loss. For further detail refer to Note 16. Financial assets.
(ii)Represents the rate implicit in derivative financial instruments not designated as hedging instruments. The Group elected to separate the spot element from the forward element of the derivative foreign exchange instruments and designated as a hedging instrument the changes in the fair value of the spot element. Changes in the fair value of the hedging portion of the derivative contract are recognized within Costs of services while changes in the fair value of the non-designated portion; i.e. the forward element, are presented within Finance costs. For further information refer to Note 22. Derivative financial instruments.
(iii)Represented by net effects of foreign exchange results and the fair value losses of other assets. For the six-month period ended June 30, 2025, this line was mainly represented by net foreign exchange results arising from an intra-group loan denominated in U.S. dollars between subsidiaries located in Argentina and Malta, which was fully settled in September 2025 and therefore no longer impacts the current period. For further detail, refer to Note 25. Related Parties.
(iv)Finance costs associated with lease liabilities resulting from the application of IFRS 16 Leases.
(v)As required by IAS 29, Group’s Argentina and Ghana subsidiaries were considered hyperinflationary economies, due to the materiality, only the financial statements of the Group’s Argentina subsidiaries were restated to reflect the purchasing power of the hyperinflationary currency. Therefore, a loss on net monetary position was recognized during the six months ended June 30, 2026 and 2025.